Quarterly Holdings Report
for
Fidelity® Magellan® ETF
October 31, 2022
MAE-NPRT1-1222
1.9900252.101
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	13,146	1,242,428
Class C (a)	7,752	733,804
		1,976,232
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings, Inc.	4,204	568,633
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	16,252	1,664,855
TOTAL CONSUMER DISCRETIONARY		2,233,488
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,715	860,073
FINANCIALS - 8.3%
Capital Markets - 4.9%
Intercontinental Exchange, Inc.	7,152	683,517
Moody's Corp.	2,537	671,975
S&P Global, Inc.	2,447	786,099
		2,141,591
Insurance - 3.4%
Arthur J. Gallagher & Co.	3,923	733,915
Marsh & McLennan Companies, Inc.	4,479	723,314
		1,457,229
TOTAL FINANCIALS		3,598,820
HEALTH CARE - 15.9%
Health Care Equipment & Supplies - 3.1%
IDEXX Laboratories, Inc. (a)	1,957	703,894
Stryker Corp.	2,662	610,237
		1,314,131
Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	2,452	1,361,228
Life Sciences Tools & Services - 5.6%
Danaher Corp.	3,351	843,346
Mettler-Toledo International, Inc. (a)	556	703,301
Thermo Fisher Scientific, Inc.	1,729	888,654
		2,435,301
Pharmaceuticals - 4.0%
Eli Lilly & Co.	2,873	1,040,285
Zoetis, Inc. Class A	4,646	700,524
		1,740,809
TOTAL HEALTH CARE		6,851,469
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.6%
HEICO Corp. Class A	5,319	677,109
Commercial Services & Supplies - 3.0%
Cintas Corp.	1,657	708,450
Copart, Inc. (a)	5,246	603,395
		1,311,845
Professional Services - 2.9%
Equifax, Inc.	3,652	619,160
Verisk Analytics, Inc.	3,610	660,016
		1,279,176
Road & Rail - 1.6%
Union Pacific Corp.	3,462	682,499
TOTAL INDUSTRIALS		3,950,629
INFORMATION TECHNOLOGY - 42.3%
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	8,781	665,863
CDW Corp.	3,557	614,685
		1,280,548
IT Services - 8.6%
Accenture PLC Class A	3,065	870,154
Automatic Data Processing, Inc.	3,016	728,967
MasterCard, Inc. Class A	3,136	1,029,172
Visa, Inc. Class A	5,318	1,101,677
		3,729,970
Semiconductors & Semiconductor Equipment - 5.5%
KLA Corp.	1,955	618,660
Lam Research Corp.	1,675	678,007
NVIDIA Corp.	8,096	1,092,717
		2,389,384
Software - 17.0%
Adobe, Inc. (a)	2,421	771,089
Autodesk, Inc. (a)	3,292	705,476
Cadence Design Systems, Inc. (a)	4,023	609,042
Fortinet, Inc. (a)	8,609	492,090
Intuit, Inc.	1,771	757,103
Microsoft Corp.	12,539	2,910,678
Palo Alto Networks, Inc. (a)	3,098	531,586
Synopsys, Inc. (a)	1,900	555,845
		7,332,909
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	23,017	3,529,424
TOTAL INFORMATION TECHNOLOGY		18,262,235
MATERIALS - 3.5%
Chemicals - 3.5%
Linde PLC	2,787	828,714
Sherwin-Williams Co.	2,996	674,190
		1,502,904
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	3,276	678,754
Prologis (REIT), Inc.	6,702	742,247
SBA Communications Corp. Class A	2,142	578,126
		1,999,127
UTILITIES - 3.4%
Electric Utilities - 2.1%
NextEra Energy, Inc.	12,015	931,163
Water Utilities - 1.3%
American Water Works Co., Inc.	3,769	547,786
TOTAL UTILITIES		1,478,949
TOTAL COMMON STOCKS (Cost $44,413,579)		42,713,926

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $44,413,579)	42,713,926
NET OTHER ASSETS (LIABILITIES) - 1.1%	453,371
NET ASSETS - 100.0%	43,167,297

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.